Capital Stock - Schedule of Information about RSUs and PSUs Granted and Outstanding (Details) shares in Millions	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	3.0	2.6	1.9
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 7.88	$ 10.48	$ 13.05
Number of shares outstanding (in shares)	4.6	3.8	3.2
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	2.1	1.6	0.9
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 8.14	$ 11.11	$ 17.18
Number of shares outstanding (in shares)	3.8	3.2	2.5